Stock-Based Compensation - Schedule Assumptions Used in Black-Scholes Option-Pricing Method (Details) - $ / shares				3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 07, 2013	Jul. 31, 2012	Dec. 31, 2010	Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Oct. 31, 2014
Expected dividend yield				0.00%	[1]	0.00%	0.00%	0.00%
Expected stock-price volatility	58.00%	61.00%	61.00%	0.00%	[1]
Expected stock-price volatility, Minimum						56.12%	51.45%	55.32%	51.45%
Expected stock-price volatility, Maximum						64.24%	67.08%	64.24%	64.24%
Risk-free interest rate	0.55%	0.57%	2.01%	0.00%	[1]
Risk-free interest rate, Minimum						0.94%	0.77%	0.94%	0.88%
Risk-free interest rate, Maximum						2.58%	2.07%	3.04%	3.04%
Expected term of options	3 years	4 years	5 years	0 years	[1]	10 years	10 years	10 years
Stock price	$ 1.17	$ 1.19	$ 1.03	$ 5.86		$ 5.86	$ 5.86	$ 5.86		$ 5.86
Minimum [Member]
Expected dividend yield									0.00%
Expected term of options									5 years
Stock price				1.17			1.17		$ 1.14
Maximum [Member]
Expected dividend yield									0.00%
Expected term of options									10 years
Stock price				$ 5.86			$ 5.86		$ 5.86

[1]	During the three months ended September 30, 2015, the Company has no unvested options for non-employees and no new option was granted to either employees and non-employees during the period.